File Nos. 333-187583

811-22818

As filed with the Securities and Exchange Commission

on April 15, 2021

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 21	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 24	☒

WESTCHESTER CAPITAL FUNDS

(Exact Name of Registrant as Specified in Charter)

100 Summit Lake Drive

Valhalla, New York 10595

(Address of principal executive offices)

(914) 741-5600

(Registrant’s telephone number, including area code)

Bruce Rubin

Vice President

Westchester Capital Funds

100 Summit Lake Drive

Valhalla, New York 10595

(Name and address of agent for Service)

with copies to:

Jeremy Smith, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on (April 23, 2021), pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date), pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 21 to the Registration Statement of Westchester Capital Funds (the “Registrant”) is to designate a new effective date of the Post-Effective Amendment No. 20, which was filed on February  16, 2021 (Accession No. 0000898531-21-000068). Parts A, B and C of Post-Effective Amendment No. 20 are unchanged and are hereby incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 21 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Valhalla and State of New York, on the 15th day of April, 2021.

WESTCHESTER CAPITAL FUNDS

By:	/s/ Roy Behren
Roy Behren
Title:	Co-President; Treasurer and Trustee

By:	/s/ Michael T. Shannon
Michael T. Shannon
Title:	Co-President and Trustee

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 21 to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ Roy Behren Roy Behren	Co-President, Treasurer and Trustee	April 15, 2021

/s/ Michael T. Shannon Michael T. Shannon	Co-President and Trustee	April 15, 2021

Barry Hamerling* Barry Hamerling	Trustee	April 15, 2021

Richard V. Silver* Richard V. Silver	Trustee	April 15, 2021

Christianna Wood* Christianna Wood	Trustee	April 15, 2021

* By:	/s/ Roy Behren
Roy Behren
Attorney-in-Fact**

**

Pursuant to Powers of Attorney for each of Barry Hamerling, Richard V. Silver and Christianna Wood filed as Exhibit (h)(5) to Pre-Effective Amendment No. 1 to the Registration Statement filed on August 9, 2013.